FAIR VALUE MEASUREMENT (Net Derivative Asset Liability Measured On Recurring Basis Unobservable Input Reconciliation) (Details) - 12 months ended Dec. 31, 2016 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	¥ 0
Recognized during the year	52,240
Ending Balance	¥ 52,240	$ 7,524